Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		5,000,000	5,000,000
Preferred Stock, Shares Outstanding		0	0
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares Authorized		50,000,000	50,000,000
Common Stock, Shares, Outstanding	6,327,521	6,302,050	5,956,754
Preferred Stock, Shares Issued		0	0
Common Stock, Shares, Issued		6,302,050	5,956,754